Earnings per share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Earnings per share
16 Earnings per share
The Group has applied the option from IAS 32 to recognize some of the Group’s ordinary shares held as underlying items of direct participating contracts as if they were financial assets. These shares are treated as outstanding shares (i.e. not treasury shares) and therefore not deducted from the number of shares outstanding.
Basic earnings per share
Basic earnings per share is calculated by dividing the net result attributable to owners, after deduction of coupons on perpetual securities and non-cumulative
subordinated notes by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (see note 25.1 Share capital – par value and 25.3 Treasury shares respectively).

Continuing and discontinued operations	2023	2022

Net result attributable to owners of Aegon Ltd. from continuing and discontinued operations	(179)	(570)

Coupons on perpetual securities	(48)	(36)
Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations	(227)	(606)

Net result attributable to common shareholders from continuing and discontinued operations	(225)	(602)

Net result attributable to common shareholders B from continuing and discontinued operations	(1)	(4)

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from continuing and discontinued operations	(0.12)	(0.30)

Basic earnings per common share B (EUR per share) from continuing and discontinued operations	-	(0.01)

Continuing operations	2023	2022

Net result attributable to owners of Aegon Ltd. from continuing operations	(162)	727

Coupons on perpetual securities	(48)	(36)
Net result attributable to owners for basic earnings per share calculation from continuing operations	(210)	691

Net result attributable to common shareholders from continuing operations	(209)	686

Net result attributable to common shareholders B from continuing operations	(1)	5

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from continuing operations	(0.11)	0.34

Basic earnings per common share B (EUR per share) from continuing operations	-	0.01

Discontinued operations	2023	2022

Net result attributable to owners of Aegon Ltd. from discontinued operations	(17)	(1,296)
Net result attributable to owners for basic earnings per share calculation from discontinued operations	(17)	(1,296)

Net result attributable to common shareholders from discontinued operations	(16)	(1,288)

Net result attributable to common shareholders B from discontinued operations	-	(9)

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from discontinued operations	(0.01)	(0.64)

Basic earnings per common share B (EUR per share) from discontinued operations	-	(0.02)
Diluted earnings per share
The diluted earnings per share equaled the basic earnings per share for all years disclosed since there were no long-term incentive plans which were considered dilutive.